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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Senior Loan Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2015

invesco.com/us	VK-SLO-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–105.46%(a)(b)

Aerospace & Defense–3.44%

Camp International Holding Co., First Lien Term Loan	4.75%	05/31/19	$1,510	$1,517,273
Second Lien Term Loan	8.25%	11/30/19	179	179,802
Consolidated Aerospace Manufacturing, LLC, Term Loan	5.00%	03/27/20	177	177,827
Term Loan	5.00%	03/27/20	580	583,526
DAE Aviation Holdings, Inc., Term Loan B-1	5.00%	11/02/18	1,728	1,735,816
Term Loan B-2	5.00%	11/02/18	660	663,004
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/21	538	540,818
IAP Worldwide Services, Revolver Loan(c)	0.00%	07/18/18	1,501	1,436,985
Second Lien Term Loan (Acquired 07/18/14-08/18/14; Cost $1,612,857)	8.00%	07/18/19	1,760	1,637,255
Landmark U.S. Holdings LLC, Canadian Term Loan	4.75%	10/25/19	131	132,236
First Lien Term Loan	4.75%	10/25/19	3,308	3,331,796
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	3,368	3,332,805
Sequa Corp., Term Loan	5.25%	06/19/17	5,598	4,965,811
Transdigm Inc., Term Loan C	3.75%	02/28/20	7,815	7,811,982
Term Loan D	3.75%	06/04/21	2,940	2,941,252
Term Loan E(d)	—	05/14/22	5,898	5,866,594
				36,854,782

Air Transport–1.10%

American Airlines, Inc., Term Loan	3.50%	06/27/20	492	491,625
Delta Air Lines, Inc., Revolver Loan(c)	0.00%	04/20/16	8,340	8,229,256
Revolver Loan(c)	0.00%	10/18/17	1,227	1,193,835
United Continental Holdings, Inc., Term Loan B-1	3.75%	09/15/21	1,901	1,911,368
				11,826,084

Automotive–5.65%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,431	1,434,191
American Tire Distributors, Inc., Term Loan	5.25%	09/01/21	3,164	3,200,065
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/17	2,677	2,585,737
BBB Industries, LLC, First Lien Term Loan	6.00%	11/03/21	1,376	1,389,341
Second Lien Term Loan	9.75%	11/03/22	602	584,365
Dealer Tire, LLC, Term Loan	5.50%	12/22/21	1,567	1,587,896
Dexter Axle Co., Term Loan	4.50%	02/28/20	2,043	2,044,234
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	18,456	18,444,935
Gates Global, LLC, Term Loan	4.25%	07/05/21	4,470	4,458,548
Goodyear Tire & Rubber Co. , Second Lien Term Loan	4.75%	04/30/19	3,249	3,279,190
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	1,328	1,334,828
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21	1,010	1,017,911
Midas Intermediate Holdco II, LLC, Delayed Draw Term Loan	4.50%	08/18/21	138	139,357
Term Loan	4.50%	08/18/21	1,224	1,236,792
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/21	538	539,851
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/20	168	169,116
TI Group Automotive Systems, LLC, Term Loan	4.25%	07/02/21	7,633	7,656,862
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	1,939	1,941,811

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Transtar Holding Co., First Lien Term Loan	5.75%	10/09/18	$4,330	$4,318,918
Second Lien Term Loan	10.00%	10/09/19	1,271	1,242,834
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/21	1,133	1,141,235
Second Lien Term Loan (Acquired 09/16/14-10/09/14; Cost $807,839)	8.25%	09/17/22	813	821,558
				60,569,575

Beverage & Tobacco–0.17%

Winebow Holdings, Inc., First Lien Term Loan	4.75%	07/01/21	1,027	1,022,082
Second Lien Term Loan	8.50%	12/31/21	830	804,898
				1,826,980

Building & Development–2.32%

Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	3,248	3,314,228
DI Purchaser, Inc., Term Loan	6.00%	12/15/21	1,300	1,309,404
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan (Acquired 07/16/12; Cost $16,242) (c)	0.00%	02/28/17	16	10,557
PIK Exit Revolver Loan (Acquired 07/19/10-03/31/15; Cost $227,271) (e)	5.00%	02/28/17	227	147,726
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	681	686,519
Mueller Water Products, Inc., Term Loan	4.00%	11/25/21	61	61,888
Nortek, Inc., Incremental Term Loan (d)	—	10/30/20	920	919,060
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/20	6,679	6,692,940
Re/Max International, Inc., Term Loan	4.25%	07/31/20	2,368	2,372,049
Realogy Corp., Revolver Loan (c)	0.00%	03/05/18	3,292	3,176,934
Term Loan (Acquired 08/08/12; Cost $288)	4.43%	10/10/16	1	289
Term Loan B	3.75%	03/05/20	4,133	4,144,198
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/14-03/31/15; Cost $100,200) (e)	8.00%	03/07/16	100	97,418
PIK Term Loan B (Acquired 03/07/14-03/31/15; Cost $210,459) (e)	6.50%	02/28/19	750	0
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	1,983	1,990,111
				24,923,321

Business Equipment & Services–11.11%

Accelya International S.A. (Luxembourg), Term Loan A-1	5.01%	03/06/20	1,450	1,459,170
Term Loan A-2	5.01%	03/06/20	502	504,804
Acosta, Inc., Term Loan B-1	4.25%	09/26/21	3,359	3,373,990
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/19	4,329	4,352,538
Incremental Term Loan B-2	4.25%	07/08/20	13,588	13,632,882
Second Lien Term Loan	8.50%	03/03/21	10,771	11,057,535
AVSC Holding Corp., First Lien Term Loan (d)	—	01/25/21	498	500,280
Brickman Group Ltd. LLC, Second Lien Term Loan	7.50%	12/17/21	768	776,465
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	402	401,011
Caraustar Industries, Inc., Incremental Term Loan	8.00%	05/01/19	994	1,003,994
Term Loan	8.00%	05/01/19	2,695	2,710,520
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/22	2,591	2,033,972
Term Loan B	4.50%	04/09/21	4,273	3,880,181
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/22	2,343	2,360,714
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/19	1,630	1,542,565
Second Lien Term Loan	8.75%	12/21/20	826	726,750
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	2,343	2,349,091

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

First Data Corp., Term Loan	3.68%	03/23/18	$22,051	$22,065,273
Term Loan B	3.68%	09/24/18	4,136	4,139,759
Genesys Telecom Holdings, U.S., Inc., Term Loan	4.50%	11/13/20	2,469	2,480,790
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/22	197	193,847
Term Loan	4.25%	01/27/21	1,106	1,098,012
Intertrust Group B.V. (Netherlands), Second Lien Term Loan 2	8.00%	04/16/22	1,891	1,903,256
Term Loan B-5	4.53%	04/16/21	1,436	1,443,636
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/22	1,467	1,484,522
Term Loan	4.25%	07/25/21	5,263	5,269,619
Kronos Inc., Second Lien Term Loan	9.75%	04/30/20	1,489	1,543,062
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/21	2,890	2,908,198
LS Deco LLC, Term Loan B (d)	—	05/21/22	1,112	1,120,660
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	2,100	2,097,618
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	7,932	7,937,243
SunGard Data Systems Inc., Term Loan C	3.93%	02/28/17	924	926,570
TNS Inc., First Lien Term Loan	5.00%	02/14/20	2,304	2,312,998
Second Lien Term Loan	9.00%	08/14/20	218	216,905
Trans Union LLC, Revolver Loan(c)	0.00%	04/09/19	600	594,413
Revolver Loan	3.75%	04/09/19	486	481,191
Term Loan B-2(d)	—	04/09/21	5,242	5,233,641
Wash MultiFamily Laundry Systems, LLC, First Lien Term Loan(d)	—	05/13/22	133	134,178
First Lien Term Loan(d)	—	05/13/22	762	766,168
Second Lien Term Loan(d)	—	05/12/23	121	122,573
Second Lien Term Loan(d)	—	05/14/23	21	21,468
				119,162,062

Cable & Satellite Television–1.72%

Altice Financing S.A. (Luxembourg), Term Loan	5.25%	02/04/22	1,538	1,558,190
Ion Media Networks, Inc., Term B-1	4.75%	12/18/20	1,276	1,283,673
Mediacom Illinois LLC, Term Loan E	3.15%	10/23/17	3,901	3,902,223
Term Loan G	3.75%	06/30/21	853	855,019
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	2,094	2,092,194
Term Loan F(d)	—	06/30/23	4,414	4,404,551
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/19	4,385	4,390,422
				18,486,272

Chemicals & Plastics–5.04%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/19	255	256,610
Term Loan B-2	4.50%	10/03/19	132	133,147
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	2,837	2,524,632
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/22	707	713,224
Chemours Co. (The), Term Loan B	3.75%	05/12/22	2,214	2,221,250
Chemstralia Finco LLC, Term Loan (Acquired 02/10/15; Cost $2,692,391)	7.25%	02/28/22	2,829	2,842,665
Chromaflo Technologies Corp., Second Lien Term Loan	8.25%	06/02/20	564	551,485
Citadel Plastics Holdings, Inc., First Lien Term Loan	5.25%	11/05/20	717	716,975

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–(continued)

Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.50%	09/07/21	$3,740	$3,756,069
Second Lien Term Loan B-2	8.25%	09/05/22	2,056	2,032,783
Term Loan C	4.50%	09/07/21	618	620,922
Constantinople Acquisition GmbH (Austria), Term Loan B-1	4.75%	04/30/22	157	158,123
Term Loan B-2	4.75%	04/30/22	805	811,982
Eco Services Operations LLC, Term Loan	4.75%	12/01/21	1,267	1,266,716
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $771,053)	4.00%	07/30/21	774	774,498
Gemini HDPE LLC, Term Loan	4.75%	08/06/21	718	723,026
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	408	408,989
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	3,480	3,485,618
Term Loan	4.25%	03/31/22	1,233	1,236,858
MacDermid, Inc., First Lien Term Loan B	4.50%	06/07/20	3,811	3,835,308
Term Loan B-2	4.75%	06/07/20	1,206	1,215,360
Otter Products, LLC, Term Loan B	5.75%	06/03/20	3,156	3,166,045
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/20	3,976	3,848,134
Second Lien Term Loan	8.25%	07/15/20	1,630	1,509,180
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22	432	432,223
Term Loan	4.75%	06/16/21	743	745,506
Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/19	4,168	4,230,421
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,213	1,213,663
Trinseo Materials Finance, Inc., Term Loan B	4.25%	11/05/21	757	760,869
Univar Inc., Term Loan B	5.00%	06/30/17	5,947	5,947,445
WNA Holdings, Inc., Second Lien Term Loan	8.50%	12/07/20	672	669,675
Term Loan	4.50%	06/07/20	437	436,912
Term Loan	4.50%	06/07/20	741	741,201
				53,987,514

Clothing & Textiles–0.48%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan	5.50%	05/27/21	1,995	2,007,008
Second Lien Term Loan	9.00%	05/27/22	957	968,835
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/11/21	2,206	2,218,456
				5,194,299

Conglomerates–0.46%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/20	1,032	1,038,151
Term Loan B-2	4.25%	08/30/20	105	105,330
Term Loan B-3	4.25%	08/30/20	311	312,553
Epiq Systems, Inc., Term Loan (Acquired 08/23/13-08/24/15; Cost $3,433,992)	4.50%	08/27/20	3,459	3,458,763
				4,914,797

Containers & Glass Products–1.50%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/22	435	440,922
Term Loan	4.50%	10/01/21	1,639	1,641,699
Berry Plastics Group, Inc., Term Loan D	3.50%	02/08/20	1,576	1,575,750
Term Loan E	3.75%	01/06/21	767	768,116
BWAY Holding Co., Term Loan	5.50%	08/14/20	4,179	4,205,250
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	153	152,587
Devix US, Inc., First Lien Term Loan B	4.25%	04/30/21	1,107	1,111,919

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products–(continued)

Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/20	$2,284	$2,302,630
Second Lien Term Loan	10.00%	05/09/21	469	465,699
Klockner Pentaplast of America, Inc., Term Loan	5.00%	04/28/20	682	685,831
Term Loan	5.00%	04/28/20	291	293,090
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/22	237	237,523
Term Loan B-1	4.25%	10/01/21	349	350,298
Tekni-Plex, Inc., Second Lien Term Loan(d)	—	06/01/23	684	688,433
Term Loan B-1(d)	—	06/01/22	1,194	1,197,836
				16,117,583

Cosmetics & Toiletries–0.29%

Vogue International LLC, Term Loan B	5.75%	02/14/20	3,079	3,114,038

Drugs–2.77%

BPA Laboratories, First Lien Term Loan	2.78%	07/03/17	2,466	2,040,892
Second Lien Term Loan	2.78%	07/03/17	2,144	1,833,529
Concordia Healthcare Corp. (Canada), Term Loan	4.75%	04/21/22	1,225	1,237,544
eResearchTechnology, Inc., Term Loan	5.50%	05/08/22	1,570	1,573,480
Grifols Worldwide Operations USA, Inc., Term Loan B	3.19%	02/27/21	3,320	3,332,759
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21	13,414	9,423,391
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	4.00%	04/01/22	10,207	10,248,218
				29,689,813

Ecological Services & Equipment–0.11%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	416	414,888
PSSI Holdings LLC, Term Loan (d)	—	12/02/21	44	44,535
Waste Industries USA, Inc., Term Loan B	4.25%	02/27/20	670	675,242
				1,134,665

Electronics & Electrical–9.34%

4L Technologies Inc., Term Loan	5.50%	05/08/20	6,510	6,449,045
AF Borrower LLC, Term Loan	6.25%	01/28/22	2,120	2,130,365
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	1,467	1,477,568
Black Knight InfoServ, LLC, Term Loan B (d)	—	05/27/22	517	520,158
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	7,011	7,016,773
Blue Coat Holdings, Inc., Term Loan	4.50%	05/22/22	1,233	1,236,821
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,517	1,493,038
Compuware Corp., Term Loan B-1	6.25%	12/15/19	736	727,559
Term Loan B-2	6.25%	12/15/21	2,090	2,052,160
DEI Sales, Inc., Term Loan	5.75%	07/13/17	3,409	3,025,423
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	3,074	3,093,965
Diamond US Holding LLC, Term Loan	4.75%	12/17/21	1,608	1,618,349
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	2,271	2,275,848
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	15,255	15,320,848
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/21	1,596	1,607,942
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	5,286	5,294,884
Mirion Technologies, Inc., Term Loan B	5.75%	03/31/22	2,041	2,053,218
MSC Software Corp., First Lien Term Loan	5.00%	05/29/20	960	957,398
Second Lien Term Loan (Acquired 05/28/14; Cost $474,327)	8.50%	06/01/21	478	468,868
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/20	1,384	1,396,339
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,248	1,255,389

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

Omnitracs, Inc., Term Loan	4.75%	11/25/20	$1,627	$1,637,987
Peak 10, Inc., First Lien Term Loan	5.00%	06/17/21	723	726,803
Second Lien Term Loan	8.25%	06/17/22	432	421,154
Riverbed Technology, Inc., Term Loan B	6.00%	04/24/22	2,292	2,318,302
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/18	9,519	9,287,539
Second Lien Term Loan	11.25%	12/21/19	880	829,861
Ship Luxco 3 S.a.r.l. (Luxembourg), Term Loan	4.50%	11/29/19	3,198	3,217,566
Term Loan C-2	4.75%	11/30/19	1,088	1,097,173
Skillsoft Corp., Term Loan	5.75%	04/28/21	7,729	7,631,895
Sybil Software LLC, Term Loan	4.75%	03/20/20	110	110,473
TTM Technologies, Inc., Term Loan B (d)	—	05/31/21	3,772	3,754,333
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	7,561	7,661,199
				100,166,243

Equipment Leasing–0.25%

IBC Capital US LLC, Second Lien Term Loan	8.00%	09/09/22	808	810,374
Term Loan	4.75%	09/09/21	1,905	1,913,197
				2,723,571

Financial Intermediaries–2.02%

iPayment Inc., Term Loan	6.75%	05/08/17	4,784	4,775,088
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	8,113	7,810,903
RJO Holdings Corp., Term Loan	6.94%	12/10/15	5,157	4,843,348
RPI Finance Trust, Term Loan B-4	3.50%	11/09/20	2,346	2,353,055
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	1,874	1,885,370
				21,667,764

Food & Drug Retailers–1.33%

Albertson’s LLC, Term Loan B-4	5.50%	08/25/21	9,227	9,299,189
Demoulas Super Markets, Inc., Term Loan A (Acquired 12/10/14-05/15/15; Cost $2,354,214)	3.94%	12/12/19	2,370	2,364,221
Supervalu Inc., Term Loan	4.50%	03/21/19	2,591	2,601,983
				14,265,393

Food Products–4.51%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/17	7,181	7,238,131
Second Lien Term Loan	9.50%	10/10/17	859	870,136
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,675	3,684,541
Charger OpCo B.V., Term Loan B-1	3.50%	07/23/21	4,932	4,952,595
CSM Bakery Supplies LLC, First Lien Term Loan	5.00%	07/03/20	5,047	5,061,056
Second Lien Term Loan	8.75%	07/03/21	1,430	1,362,313
Del Monte Foods, Inc., First Lien Term Loan	4.25%	02/18/21	90	86,036
Second Lien Term Loan	8.25%	08/18/21	2,020	1,846,828
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	812	814,555
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	3,407	3,430,505
H.J. Heinz Co., Revolver Loan (c)	0.00%	06/07/18	7,972	7,919,796
Hearthside Group Holdings, LLC, Revolver Loan(c)	0.00%	06/02/19	1,570	1,564,493
Term Loan	4.50%	06/02/21	1,617	1,624,797
JBS USA, LLC, Term Loan	3.75%	05/25/18	3,068	3,072,324
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	2,048	2,080,778

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Products–(continued)

Post Holdings Inc., Revolver Loan (c)	0.00%	01/29/19	$2,094	$2,085,476
Incremental Term Loan A	3.75%	06/02/21	3	3,227
Shearer’s Foods, LLC, First Lien Term Loan	4.50%	06/30/21	455	457,024
Second Lien Term Loan	7.75%	06/30/22	250	249,852
				48,404,463

Food Service–1.85%

Portillo’s Holdings, LLC, First Lien Term Loan B	4.75%	08/02/21	1,218	1,223,771
Second Lien Term Loan	8.00%	08/01/22	478	480,731
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21	1,962	1,983,449
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $1,969,314)	8.75%	02/28/19	2,029	1,785,906
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21	1,473	1,470,949
TMK Hawk Parent, Corp., First Lien Term Loan	5.25%	10/01/21	1,386	1,394,237
Second Lien Term Loan (Acquired 10/01/14; Cost $632,357)	8.50%	10/01/22	638	644,594
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	6,787	6,815,941
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	8,130	4,054,940
				19,854,518

Forest Products–0.36%

NewPage Corp., Term Loan B	9.50%	02/11/21	2,710	2,335,237
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,533	1,547,920
				3,883,157

Health Care–7.35%

Acadia Healthcare Co., Inc., Incremental Term Loan B	4.25%	02/11/22	651	658,388
Accellent Inc., Second Lien Term Loan	7.50%	03/12/22	1,265	1,218,637
Term Loan	4.50%	03/12/21	5,859	5,837,334
Alere Inc., Term Loan B	4.25%	06/30/17	426	427,867
ATI Holdings, Inc., Term Loan	5.25%	12/20/19	1,852	1,863,269
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-2	5.50%	01/17/22	1,347	1,351,227
Biomet, Inc., Term Loan B-2	3.68%	07/25/17	4,534	4,535,345
CareCore National, LLC, Term Loan	5.50%	03/05/21	1,443	1,453,713
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	5,208	5,223,274
Community Health Systems, Inc., Term Loan F	3.53%	12/31/18	2,170	2,179,215
Creganna Finance (US) LLC, First Lien Term Loan	5.25%	12/01/21	690	693,450
Second Lien Term Loan	9.00%	06/01/22	686	695,106
DJO Finance LLC, Term Loan	4.25%	06/07/20	6,974	7,002,533
Drumm Investors LLC, Term Loan	6.75%	05/04/18	1,092	1,106,466
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/22	1,564	1,580,626
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	7,254	7,299,445
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/18	18,849	19,014,295
Knowledge Universe Education LLC, Term Loan	5.25%	04/16/21	1,371	1,380,957
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	4,162	4,160,115
National Surgical Hospitals, Inc., Term Loan (d)	—	06/01/22	947	948,517
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	1,978	1,956,315
Surgery Center Holdings, Inc., Second Lien Term Loan	8.50%	11/03/21	2,430	2,432,189
Term Loan	5.25%	11/03/20	1,758	1,769,238
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/22	1,238	1,244,683
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	3,036	2,728,355
				78,760,559

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Home Furnishings–0.37%

Britax Group Ltd., Term Loan	4.50%	10/15/20	$527	$424,310
Mattress Holding Corp., Term Loan	5.00%	10/20/21	2,730	2,766,548
PGT, Inc., Term Loan	5.25%	09/22/21	774	782,008
				3,972,866

Industrial Equipment–1.86%

Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	783	789,909
Capital Safety North America Holdings Inc., First Lien Term Loan	3.75%	03/29/21	2,534	2,511,992
Crosby US Acquisition Corp., First Lien Term Loan	3.75%	11/23/20	2,891	2,750,094
Second Lien Term Loan	7.00%	11/22/21	1,081	1,005,140
Delachaux S.A. (France), Term Loan B-2	5.25%	10/28/21	1,375	1,384,395
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	3,967	3,994,633
Filtration Group Corp., First Lien Term Loan	4.25%	11/20/20	1,119	1,124,995
Second Lien Term Loan	8.25%	11/22/21	280	282,463
Milacron LLC, Term Loan (d)	—	09/28/20	1,195	1,202,621
MX Holdings US, Inc., Term Loan B-1	4.25%	08/14/20	896	898,523
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	2,461	2,396,777
Tank Holding Corp., Term Loan	5.25%	03/16/22	517	519,131
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,105	1,107,442
				19,968,115

Insurance–0.46%

Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	2,115	1,977,144
Second Lien Term Loan	8.25%	10/16/20	1,135	970,287
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21	1,977	1,969,393
				4,916,824

Leisure Goods, Activities & Movies–3.47%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/29/22	4,847	4,873,119
Term Loan B-3	4.75%	07/30/21	15,390	15,419,906
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/20	282	284,755
Cinemark USA, Inc., Term Loan (d)	—	05/06/22	589	593,240
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/21	1,554	1,571,536
CWGS Group, LLC, Term Loan	5.75%	02/20/20	3,244	3,262,808
Dorna Sports, S.L. (Spain), Term Loan B (Acquired 04/28/14; Cost $1,041,520)	4.11%	04/30/21	1,042	1,041,520
Equinox Holdings Inc., First Lien Term Loan	5.00%	01/31/20	2,568	2,589,172
Revolver Loan(c)	0.00%	02/01/18	1,112	1,001,228
Fitness International, LLC, Term Loan B	5.50%	07/01/20	2,935	2,879,880
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	856	866,853
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	598	595,465
Regal Cinemas Corp., Term Loan	3.75%	04/01/22	956	961,386
Seaworld Parks & Entertainment, Inc., Term Loan B-2 (d)	—	05/14/20	1,267	1,229,149
				37,170,017

Lodging & Casinos–3.85%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	401	401,258
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	3,947	3,580,813
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	3,675	3,669,375
ESH Hospitality, Inc., Term Loan (Acquired 06/06/14-07/11/14; Cost $2,126,971)	5.00%	06/24/19	2,123	2,165,637
Harrah’s Operating Co., Inc., Term Loan B-6 (f)	1.50%	03/01/17	4,809	4,518,584
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	4,310	4,327,393

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–(continued)

Scientific Games International, Inc., Incremental Term Loan B-2	6.00%	10/01/21	$4,864	$4,889,821
Term Loan	6.00%	10/18/20	13,937	14,016,246
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	3,364	3,363,722
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/20/19	348	342,532
				41,275,381

Nonferrous Metals & Minerals–0.98%

Arch Coal, Inc., Term Loan	6.25%	05/16/18	6,694	4,739,527
Dynacast International LLC, First Lien Term Loan B-1	4.50%	01/28/22	1,688	1,696,972
Second Lien Term Loan (Acquired 01/29/15; Cost $503,655)	9.50%	01/30/23	514	521,236
EP Minerals, LLC, Term Loan	5.50%	08/20/20	495	495,843
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,290	3,019,159
				10,472,737

Oil & Gas–7.39%

American Energy - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/20	2,930	2,265,751
Second Lien Term Loan	8.50%	08/04/21	577	391,854
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	32	27,898
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	3,505	3,443,908
Citgo Holding, Inc., Term Loan	9.50%	05/12/18	5,771	5,856,091
CJ Holding Co., Term Loan B-2	7.25%	03/24/22	1,770	1,668,073
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	2,011	2,006,042
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	10,200	8,791,103
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	3,950	3,579,816
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,599	1,578,811
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20	6,117	5,042,895
Term Loan	3.88%	09/28/18	497	483,164
Floatel International Ltd., Term Loan	6.00%	06/27/20	3,594	2,901,285
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $509,270)	4.50%	05/02/16	509	509,270
HGIM Corp., Term Loan B	5.50%	06/18/20	5,453	4,629,985
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,511	2,388,252
McDermott International, Inc., Term Loan	5.25%	04/16/19	976	963,807
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	2,984	2,880,883
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $534,019)	7.00%	11/02/15	522	520,285
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/20	1,565	1,393,076
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	426	372,668
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/21	1,465	1,143,558
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21	4,008	3,747,859
Samchully Midstream 3 LLC, Term Loan (Acquired 10/14/14-07/11/14; Cost $1,852,070)	5.75%	10/20/21	1,878	1,868,457
Samson Investment Co., Second Lien Term Loan	5.00%	09/25/18	5,068	2,484,742
Seadrill Operating L.P., Term Loan	4.00%	02/21/21	14,634	12,034,238
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	1,291	1,219,335
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	1,073	1,071,512
Targa Resources Corp., Term Loan	5.75%	02/25/22	854	862,268
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/22	3,065	3,097,020
				79,223,906

Publishing–2.67%

Chesapeake US Holdings Inc., Term Loan	4.25%	09/30/20	1,085	1,082,065
Cygnus Business Media, Inc., PIK Term Loan (e)(g)	8.75%	12/31/15	1,902	950,970
Getty Images, Inc., Revolver Loan(c)	0.00%	10/18/17	4,154	3,582,396
Term Loan	4.75%	10/18/19	3,627	3,000,547

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Publishing–(continued)

Harland Clarke Holdings Corp., Term Loan B-2	5.53%	06/30/17	$572	$573,308
Term Loan B-4	6.00%	08/04/19	904	908,431
MC Communications, LLC, Term Loan (Acquired 08/16/04-08/22/05; Cost $7,219,338) (h)	0.00%	03/31/16	3,449	206,944
MediMedia USA, Inc., First Lien Term Loan	7.50%	11/20/18	1,948	1,911,611
Merrill Communications LLC, Term Loan	7.00%	03/08/18	5,918	5,918,379
Newsday, LLC, Term Loan	3.69%	10/12/16	2,478	2,477,542
ProQuest LLC, Term Loan	5.25%	10/24/21	2,783	2,802,143
Tribune Co., Term Loan	4.00%	12/27/20	5,238	5,251,431
				28,665,767

Radio & Television–2.69%

Block Communications, Inc., Term Loan B	4.25%	11/07/21	698	700,983
Gray Television, Inc., Term Loan	3.75%	06/13/21	674	676,595
iHeartCommunications, Inc., Term Loan D	6.94%	01/30/19	14,590	13,680,537
Term Loan E	7.69%	07/31/19	9,877	9,405,902
Media General, Inc., Term Loan B	4.25%	07/31/20	2,573	2,587,881
Sinclair Television Group, Inc., Incremental Term Loan B-1	3.50%	07/30/21	706	707,967
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	571	526,644
Term Loan	3.50%	02/13/17	562	561,062
				28,847,571

Retailers (except Food & Drug)–6.13%

David’s Bridal, Inc., Revolver Loan(c)	0.00%	10/11/17	2,300	2,093,264
Term Loan	5.00%	10/11/19	1,292	1,247,865
Eyemart Express, LLC, Term Loan B (d)	—	12/18/21	72	72,743
Fullbeauty Brands, LLC, First Lien Term Loan	4.75%	03/18/21	1,661	1,673,833
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	147	147,573
J. Crew Group, Inc., Term Loan	4.00%	03/05/21	4,625	4,224,276
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	2,000	1,998,959
Jill Holdings LLC, Term Loan	6.00%	05/08/22	1,062	1,066,482
Lands’ End, Inc., Term Loan B	4.25%	04/02/21	2,665	2,626,067
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	223	223,405
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	3,437	3,457,520
National Vision, Inc., First Lien Term Loan	4.00%	03/13/21	3,291	3,262,404
Second Lien Term Loan	6.75%	03/13/22	81	79,113
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	1,712	1,607,079
Payless Inc., Second Lien Term Loan	8.50%	03/11/22	1,298	1,196,670
Term Loan	5.00%	03/11/21	4,369	4,253,003
PetSmart, Inc., Term Loan B-1	4.25%	03/11/22	1,451	1,457,679
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	1,541	1,536,957
Savers Inc., Term Loan	5.00%	07/09/19	6,306	6,206,120
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18	14,756	14,661,364
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/19	8,299	7,928,077
Toys ‘R’ Us-Delaware, Inc., Term Loan A-1	8.25%	10/24/19	1,013	1,007,728
Term Loan A-1	8.25%	10/24/19	1,256	1,249,583
Term Loan B-2	5.25%	05/25/18	165	133,850
Term Loan B-3	5.25%	05/25/18	21	17,232
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,339	2,280,183
				65,709,029

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Steel–0.18%

TMS International Corp., Term Loan B	4.50%	10/16/20	$1,938	$1,933,342

Surface Transport–0.65%

Coyote Logistics, LLC, Term Loan	6.25%	03/26/22	1,260	1,271,151
Hertz Corp. (The), Term Loan B-2	3.50%	03/11/18	848	846,553
Kenan Advantage Group, Inc., Term Loan D	3.75%	06/11/16	482	482,352
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	196	197,331
PODS Holding, LLC, Second Lien Term Loan	9.25%	02/02/23	772	785,532
U.S. Shipping Corp., Term Loan B-1	5.50%	04/30/18	2,235	2,237,338
Vouvray US Finance LLC, Second Lien Term Loan	8.50%	12/27/21	599	602,656
Term Loan	5.00%	06/27/21	522	526,748
				6,949,661

Telecommunications–7.86%

Avaya Inc., Term Loan B-6	6.50%	03/31/18	6,607	6,616,738
Term Loan B-7	6.25%	05/29/20	10,905	10,884,312
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/22	4,886	4,877,738
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	5,707	5,732,333
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	7,086	7,161,297
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19	2,394	2,419,802
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/20	2,506	2,509,029
Term Loan B-II	3.50%	05/31/22	10,494	10,478,441
Term Loan B-III	4.00%	08/01/19	70	69,592
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	91	90,980
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	3,242	3,096,206
NTELOS Inc., Term Loan B	5.75%	11/09/19	7,280	6,806,731
Sabre Industries, Inc., Term Loan	5.75%	02/27/22	238	238,993
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	1,056	1,016,262
Term Loan	4.00%	04/23/19	4,386	4,224,493
U.S. TelePacific Corp., Term Loan	6.00%	11/25/20	4,400	4,415,815
XO Communications, LLC, Term Loan	4.25%	03/20/21	528	529,265
Yankee Cable Acquisition, LLC, Term Loan	4.25%	03/01/20	3,247	3,261,116
Zayo Group, LLC, Term Loan	3.75%	05/06/21	9,895	9,897,501
				84,326,644

Utilities–3.73%

Aria Energy Operating LLC, Term Loan (d)	—	05/27/22	929	935,594
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	1,115	1,106,957
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16	1,396	1,403,321
Granite Acquisition, Inc., Second Lien Term Loan	8.25%	12/17/22	1,601	1,643,035
Term Loan B	5.00%	12/17/21	7,093	7,190,323
Term Loan C	5.00%	12/17/21	312	315,882
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $1,199,980)	3.75%	12/11/19	1,205	1,206,928
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21	1,108	1,124,782
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan (c)(f)	0.00%	05/05/16	17,778	17,744,889
TPF II Power, LLC, Term Loan	5.50%	10/02/21	6,132	6,228,737
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	1,078	1,077,185
				39,977,633
Total Variable Rate Senior Loan Interests				1,130,936,946

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds & Notes–7.71%

Aerospace & Defense–0.21%

LMI Aerospace, Inc.	7.38%	07/15/19	$2,234	$2,236,793

Business Equipment & Services–0.26%

ADT Corp.	6.25%	10/15/21	1,600	1,728,000
First Data Corp. (i)	6.75%	11/01/20	1,047	1,116,364
				2,844,364

Cable & Satellite Television–0.74%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/23	520	540,150
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/22	295	319,583
UPC Broadband Holdings, B.V. (Netherlands) (i)	7.25%	11/15/21	6,501	7,093,889
				7,953,622

Chemicals & Plastics–0.83%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,757	8,297,257
Ineos Holdings Ltd. (i)	6.13%	08/15/18	620	639,375
				8,936,632

Containers & Glass Products–0.49%

Ardagh Glass Finance PLC (i)	6.25%	01/31/19	1,051	1,078,589
Ardagh Glass Finance PLC (i)	7.00%	11/15/20	221	229,039
Reynolds Group Holdings Inc.	5.75%	10/15/20	2,717	2,849,454
Reynolds Group Holdings Inc.	9.88%	08/15/19	987	1,051,155
				5,208,237

Electronics & Electrical–0.36%

Blackboard Inc. (i)	7.75%	11/15/19	2,799	2,715,030
Blue Coat Holdings, Inc. (i)	8.38%	06/01/23	1,086	1,102,290
				3,817,320

Food Products–0.03%

Chiquita Brands LLC	7.88%	02/01/21	253	275,138

Forest Products–0.24%

Verso Paper Holdings LLC	11.75%	01/15/19	3,452	2,528,590

Health Care–1.05%

Biomet, Inc.	6.50%	08/01/20	866	920,125
Community Health Systems, Inc.	6.88%	02/01/22	626	672,167
DJO Finance LLC (i)	8.13%	06/15/21	4,192	4,338,720
DJO Finance LLC (i)	10.75%	04/15/20	3,085	3,223,825
Kinetic Concepts, Inc.	10.50%	11/01/18	1,976	2,134,080
				11,288,917

Lodging & Casinos–0.05%

ESH Hospitality, Inc. (i)	5.25%	05/01/25	554	559,540

Nonferrous Metals & Minerals–0.23%

TiZir Ltd. (United Kingdom) (i)	9.00%	09/28/17	2,900	2,508,500

Oil & Gas–0.73%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/17	4,265	3,806,512
FTS International, Inc. (i)(j)	7.78%	06/15/20	1,450	1,464,500
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/20	2,928	2,477,820
Seventy Seven Operating LLC	6.50%	07/15/22	130	83,850
				7,832,682

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Publishing–0.28%

Merrill Communications LLC PIK (e)(i)	10.00%	03/08/23	$2,993	$2,985,037

Radio & Television–0.09%

Sinclair Television Group, Inc.	6.38%	11/01/21	870	924,375

Retailers (except Food & Drug)–0.60%

Claire’s Stores Inc. (i)	6.13%	03/15/20	1,340	1,117,225
Claire’s Stores Inc. (i)	9.00%	03/15/19	2,003	1,795,189
Guitar Center, Inc. (i)	6.50%	04/15/19	3,903	3,556,609
Targus Group International, Inc. (Acquired 12/16/09-12/14/14; Cost $2,127,321) (i)	10.00%	06/14/19	892	5,886
				6,474,909

Telecommunications–1.22%

Avaya Inc. (i)	7.00%	04/01/19	1,790	1,785,326
Goodman Networks Inc.	12.13%	07/01/18	5,685	5,088,075
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/20	269	287,464
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/21	811	852,953
Windstream Corp.	6.38%	08/01/23	25	21,188
Windstream Corp.	7.50%	06/01/22	2,483	2,278,152
Zayo Group, LLC (i)	6.38%	05/15/25	2,770	2,790,775
				13,103,933

Utilities–0.30%

Calpine Corp. (i)	6.00%	01/15/22	538	577,005
Calpine Corp. (i)	7.88%	01/15/23	1	351
NRG Energy Inc.	6.25%	07/15/22	1,018	1,071,445
NRG Energy Inc.	6.63%	03/15/23	1,466	1,546,630
				3,195,431
Total Bonds & Notes				82,674,020

Structured Products–6.45%

Apidos Cinco CDO (i)(j)	4.53%	05/14/20	639	638,005
Apidos CLO IX (i)(j)	6.37%	07/15/23	1,742	1,745,618
Apidos CLO X (i)(j)	6.53%	10/30/22	2,238	2,243,438
Apidos CLO XI (i)(j)	5.51%	01/17/23	3,105	3,008,140
Apidos CLO XV (i)(j)	5.01%	10/20/25	4,000	3,750,564
Apidos Quattro CDO (i)(j)	3.88%	01/20/19	481	478,001
Atrium X LLC (i)(j)	4.75%	07/16/25	3,932	3,650,414
Babson CLO Ltd. 2007-I (i)(j)	3.53%	01/18/21	867	847,636
Babson CLO Ltd. 2013-II (i)(j)	4.78%	01/18/25	2,964	2,719,221
Carlyle Global Market Strategies CLO 2012-3 (i)(j)	5.78%	10/14/24	2,499	2,486,877
Carlyle Global Market Strategies CLO 2013-1 (i)(j)	5.78%	02/14/25	1,300	1,277,234
Dryden Senior Loan Fund 2013-30 (i)(j)	5.27%	11/14/25	2,361	2,235,676
Dryden XI-Leveraged Loan CDO 2006 (i)(j)	4.18%	04/12/20	427	424,297
Duane Street CLO 2007-4 (i)(j)	4.53%	11/14/21	369	367,579
Flagship CLO VI (i)(j)	5.01%	06/10/21	1,918	1,917,220
Flagship CLO VI (i)(j)	5.01%	06/10/21	1,671	1,670,610
Halcyon Loan Investors CLO II, Ltd. (i)(j)	3.88%	04/24/21	2,875	2,789,302
ING IM CLO 2012-4, Ltd. (i)(j)	6.03%	10/15/23	3,047	3,034,047
ING IM CLO 2013-1, Ltd. (i)(j)	5.25%	04/15/24	2,600	2,480,735
ING IM CLO 2013-3, Ltd. (i)(j)	4.76%	01/18/26	1,989	1,832,370
ING IM CLO III, Ltd. (i)(j)	3.78%	12/13/20	2,098	2,058,276
ING IM CLO IV, Ltd. (i)(j)	4.53%	06/14/22	542	534,265
Keuka Park CLO 2013-1 (i)(j)	4.76%	10/21/24	412	380,605
KKR Financial CLO 2012-1, Ltd. (i)(j)	5.77%	12/15/24	3,150	3,066,418
KKR Financial CLO 2013-1, Ltd. (i)(j)	5.00%	07/15/25	2,393	2,195,329
Madison Park Funding II, Ltd. (i)(j)	5.02%	03/25/20	500	506,095
Madison Park Funding IX, Ltd. (i)(j)	5.52%	08/15/22	410	408,885

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

Madison Park Funding X, Ltd. (i)(j)	5.53%	01/20/25	$1,259	$1,259,636
Madison Park Funding XIV, Ltd. (i)(j)	5.03%	07/20/26	750	705,549
Madison Park Funding XIV, Ltd. (i)(j)	5.68%	07/20/26	1,075	935,382
Northwoods Capital Ltd. 2013-10A (i)(j)	3.88%	11/04/25	629	599,690
Octagon Investment Partners XIV Ltd. (i)(j)	5.50%	01/15/24	1,209	1,161,941
Octagon Investment Partners XIX Ltd. (i)(j)	5.13%	04/15/26	1,741	1,623,552
Octagon Investment Partners XVII Ltd. (i)(j)	4.73%	10/25/25	775	712,022
Octagon Investment Partners XVIII Ltd. (i)(j)	5.53%	12/16/24	2,964	2,859,646
Octagon Investment Partners XXI Ltd. (i)(j)	6.85%	10/25/26	500	508,640
Pacifica CDO VI, Ltd. (i)(j)	4.02%	08/15/21	1,059	1,014,228
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.23%	07/25/26	1,070	997,613
Seneca Park CLO 2014-1 (i)(j)	4.96%	07/17/26	500	462,911
Sierra CLO II Ltd. (i)(j)	3.78%	01/22/21	1,279	1,261,447
Silverado CLO 2006-II Ltd. (i)(j)	4.03%	10/16/20	1,545	1,480,916
Slater Mill Loan Fund, L.P. (i)(j)	5.78%	08/17/22	2,023	2,011,479
St. James River CLO Ltd. 2007-1 (i)(j)	4.57%	06/11/21	268	264,157
Symphony CLO VIII, Ltd. (i)(j)	6.25%	01/09/23	2,140	2,161,466
Symphony CLO XIV Ltd. (i)(j)	4.87%	07/14/26	500	460,319
Total Structured Products				69,227,451

			Shares

Common Stocks & Other Equity Interests–3.19%(k)

Aerospace & Defense–0.02%

IAP Worldwide Services (i)(l)			328	246,034

Building & Development–1.55%

Axia Inc. (Acquired 05/30/08; Cost $2,268,885) (g)(i)(l)			505	3,317,294
Building Materials Holding Corp. (i)(l)			1,279,379	9,275,498
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $7,938,060) (i)(l)			780	0
Class B (Acquired 07/15/10; Cost $93,975) (i)(l)			9	0
Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			39	0
Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			54	0
Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			60	0
Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			67	0
Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (i)(l)			76	0
Newhall Holding Co., LLC, Class A (i)(l)			621,591	1,864,773
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (i)(l)			28,000	0
WCI Communities, Inc. (l)			93,512	2,174,161
				16,631,726

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A			142	14,356

Conglomerates–0.02%

Euramax International, Inc. (i)(l)			3,272	245,415

Containers & Glass Products–0.00%

Nexpak Corp. (i)(l)			70	0

Cosmetics & Toiletries–0.06%

Levlad, LLC (i)			4,893	611,575

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(l)	7,160	$0
Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(l)	11,479	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/10; Cost $0) (i)(l)	2,852	28,516
RJO Holdings Corp., Class A (i)(l)	2,314	1,157
RJO Holdings Corp., Class B (i)(l)	3,000	1,500
		31,173

Home Furnishings–0.28%

Quality Home Brands Holdings LLC (i)(l)	9,358	1,778,020
World Kitchen, LLC (l)	52,654	1,158,388
		2,936,408

Lodging & Casinos–0.60%

Twin River Management Group, Inc. (i)(l)	189,050	6,370,985

Publishing–0.66%

Affiliated Media, Inc. (i)(l)	81,915	2,457,454
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148) (g)(i)(l)	8,426	0
F&W Publications, Inc. (i)(l)	18,385	1,562,733
MC Communications, LLC (Acquired 07/02/09; Cost $0) (i)(l)	739,818	0
Merrill Communications LLC, Class A (i)(l)	326,686	2,009,119
Tribune Co., Class A	19,027	1,008,431
Tribune Publishing Co.	4,756	70,959
		7,108,696

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (i)(l)	22,469	0

Telecommunications–0.00%

CTM Media Holdings Inc.	127	31,623
Total Common Stocks & Other Equity Interests		34,227,991

Preferred Stocks–0.02%(k)

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $119,180) (i)(l)	505	97,465

Financial Intermediaries–0.00%

RJO Holdings Corp., Series A-2 (i)(l)	584	37,961

Utilities–0.01%

Genie Energy Ltd.	7,632	54,492
Total Preferred Stocks		189,918
TOTAL INVESTMENTS(m)–122.83% (Cost $1,349,669,074)		1,317,256,326
BORROWINGS–(23.03)%		(247,000,000)
OTHER ASSETS LESS LIABILITIES–0.20%		2,123,598
NET ASSETS–100.00%		$1,072,379,924

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Investment Abbreviations:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-Possession
PIK	—	Payment-in-Kind
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(d)	This floating rate interest will settle after May 31, 2015, at which time the interest rate will be determined.

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cygnus Business Media, Inc., PIK Term Loan	3.25%	8.75%
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Merrill Communications LLC	—	10.00
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

(f)	The borrower has filed for protection in federal bankruptcy court.

(g)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2015 was $4,268,264, which represented less than 1% of the Fund’s Net Assets. See Note 3.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at May 31, 2015 represented less than 1% of the Fund’s Net Assets.

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $148,100,496, which represented 13.81% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Senior Loan Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Senior Loan Fund

E.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
G.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the

H.	Other Risks – (continued)

loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

I.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Senior Loan Fund

During the three months ended May 31, 2015, there were transfers from level 3 to level 2 of $40,168,156, due to third-party vendor quotations utilizing more than one market quote and from level 2 to level 3 of $9,887,897, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,044,243,935	$86,693,011	$1,130,936,946
Bonds & Notes	—	82,668,134	5,886	82,674,020
Structured Products	—	69,227,451	—	69,227,451
Equity Securities	3,354,022	19,520,375	11,543,512	34,417,909
Total Investments	$3,354,022	$1,215,659,895	$98,242,409	$1,317,256,326

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2015:

	Value 02/28/15	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/15
Variable Rate Senior Loan Interests	$103,278,195	$20,818,092	$(12,031,257)	$86,133	$120,440	$1,962,045	$9,642,482	$(37,183,119)	$86,693,011
Bonds & Notes	2,959,870	72,988	—	18,624	—	(60,559)	—	(2,985,037)	5,886
Equity Securities	10,972,342	74,167	(326,115)	—	(5,636,089)	6,213,792	245,415	—	11,543,512
Total	$117,210,407	$20,965,247	$(12,357,372)	$104,757	$(5,515,649)	$8,115,278	$9,887,897	$(40,168,156)	$98,242,409

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 05/31/15	Interest / Dividend Income
Axia Inc., Common Shares	$2,923,161	$—	$—	$394,133	$—	$3,317,294	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., PIK Term Loan	57,188	55,461	(59,773)	898,011	83	950,970	42,565
Marietta Intermediate Holding Corp., Common Shares	243,967	—	(304,944)	4,388,861	(4,327,884)	—	—
Total	$3,224,316	$55,461	$(364,717)	$5,681,005	$(4,327,801)	$4,268,264	$42,565

Invesco Senior Loan Fund

NOTE 4 — Unfunded Loan Commitments

As of May 31, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Asset-Based Revolver Loan	$2,300,290	$2,093,264
Delta Air Lines, Inc.	Revolver Loan	8,340,476	8,229,256
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,193,835
Equinox Holdings Inc.	Revolver Loan	1,112,475	1,001,228
Getty Images, Inc.	Revolver Loan	4,153,503	3,582,396
H.J. Heinz Co.	Revolver Loan	7,971,773	7,919,796
Hearthside Group Holdings, LLC	Revolver Loan	1,569,838	1,564,493
IAP Worldwide Services	Revolver Loan	1,500,767	1,436,985
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	16,242	10,557
Post Holdings, Inc.	Revolver Loan	2,094,166	2,085,476
Realogy Corp.	Revolver Loan	3,292,160	3,176,934
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	17,777,778	17,744,889
Trans Union LLC	Revolver Loan	600,153	594,413
		$51,956,162	$50,633,522

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2015 was $165,846,403 and $207,676,663, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,826,663
Aggregate unrealized (depreciation) of investment securities	(74,552,517)
Net unrealized appreciation (depreciation) of investment securities	$(35,725,854)
Cost of investments for tax purposes is $1,352,982,180.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,153,503	$3,582,396
Citibank, N.A.	21,069,938	20,921,823
Goldman Sachs Lending Partners LLC	12,366,229	12,098,536
Total	$37,589,670	$36,602,755

Invesco Senior Loan Fund

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Loan Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.